Summary Of Significant Accounting Policies (Schedule Of Financial Assets And Liabilities At Fair Value) (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investments in U.S. Treasury notes held in equity trading accounts as collateral	$ 20,462,519	$ 35,088,064
Investments in U.S. Treasury notes	117,954,423	115,200,284
Total investments in U.S. Treasury notes	138,416,942	150,288,348
Short-term Money Market Fund	14,354,941	19,221,076
Net unrealized appreciation on open futures and forward currency contracts	3,809,427	699,718
Net unrealized depreciation on open futures and forward currency contracts	(300,633)	(3,107,485)
Total net unrealized appreciation (depreciation) on open futures and forward currency contracts	3,508,794	(2,407,767)
Total financial assets at fair value	156,280,677	167,101,657
Futures Contracts [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total net unrealized appreciation (depreciation) on open futures and forward currency contracts	3,227,734	678,812
Energies [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total net unrealized appreciation (depreciation) on open futures and forward currency contracts	3,290,973	1,822,987
Grains [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total net unrealized appreciation (depreciation) on open futures and forward currency contracts	233,068	44,845
Interest Rates [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total net unrealized appreciation (depreciation) on open futures and forward currency contracts	55,528	(1,342,525)
Livestock [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total net unrealized appreciation (depreciation) on open futures and forward currency contracts	810	(5,240)
Metals [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total net unrealized appreciation (depreciation) on open futures and forward currency contracts	(113,189)	(141,762)
Softs [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total net unrealized appreciation (depreciation) on open futures and forward currency contracts	76,581	21,361
Stock Indices [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total net unrealized appreciation (depreciation) on open futures and forward currency contracts	(316,037)	279,146
Forward Currency Contracts [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total net unrealized appreciation (depreciation) on open futures and forward currency contracts	281,060	(3,086,579)
Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total investments in U.S. Treasury notes	138,416,942	150,288,348
Short-term Money Market Fund	14,354,941	19,221,076
Total net unrealized appreciation (depreciation) on open futures and forward currency contracts	3,227,734	678,812
Total financial assets at fair value	155,999,617	170,188,236
Level 1 [Member] | Futures Contracts [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total net unrealized appreciation (depreciation) on open futures and forward currency contracts	3,227,734	678,812
Level 1 [Member] | Energies [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total net unrealized appreciation (depreciation) on open futures and forward currency contracts	3,290,973	1,822,987
Level 1 [Member] | Grains [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total net unrealized appreciation (depreciation) on open futures and forward currency contracts	233,068	44,845
Level 1 [Member] | Interest Rates [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total net unrealized appreciation (depreciation) on open futures and forward currency contracts	55,528	(1,342,525)
Level 1 [Member] | Livestock [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total net unrealized appreciation (depreciation) on open futures and forward currency contracts	810	(5,240)
Level 1 [Member] | Metals [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total net unrealized appreciation (depreciation) on open futures and forward currency contracts	(113,189)	(141,762)
Level 1 [Member] | Softs [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total net unrealized appreciation (depreciation) on open futures and forward currency contracts	76,581	21,361
Level 1 [Member] | Stock Indices [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total net unrealized appreciation (depreciation) on open futures and forward currency contracts	(316,037)	279,146
Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total net unrealized appreciation (depreciation) on open futures and forward currency contracts	281,060	(3,086,579)
Total financial assets at fair value	281,060	(3,086,579)
Level 2 [Member] | Forward Currency Contracts [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total net unrealized appreciation (depreciation) on open futures and forward currency contracts	$ 281,060	$ (3,086,579)